SHARE CAPITAL - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure of classes of share capital [abstract]
Number of share options outstanding in share-based payment arrangement at beginning of period | shares	3,899,630	3,848,200
Weighted average exercise price of share options outstanding in share-based payment arrangement at beginning of period | $ / shares	$ 4.09	$ 3.68
Number of share options granted in share-based payment arrangement | shares	1,079,000	736,986
Weighted average exercise price of share options granted in share-based payment arrangement | $ / shares	$ 4.12	$ 6.24
Number of share options exercised in share-based payment arrangement | shares	(1,097,900)	(569,200)
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 3.05	$ 3.57
Number of share options forfeited in share-based payment arrangement | shares	(392,439)	(116,356)
Weighted average exercise price of share options forfeited in share-based payment arrangement | $ / shares	$ 5.76	$ 6.63
Number of share options outstanding in share-based payment arrangement at end of period | shares	3,488,291	3,899,630
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period | $ / shares	$ 4.24	$ 4.09
Number of share options exercisable in share-based payment arrangement | shares	2,798,934	3,374,459
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 4.18	$ 3.74